TETON WESTWOOD INTERMEDIATE BOND FUND
TETON WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Investment Objective
The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses of the Intermediate Bond Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Intermediate Bond Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Intermediate Bond Fund’s statutory prospectus and in the section entitled, “Purchase and Redemption of Shares” of the Intermediate Bond Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD INTERMEDIATE BOND FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none	none
Redemption Fee or Exchange Fees	none	none	none	none	2.00%
[1]	Class T shares are not currently offered for sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD INTERMEDIATE BOND FUND		Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares [1]
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.35%	1.00%	none	0.25%
Other Expenses		0.65%	0.65%	0.65%	0.65%	0.65%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.52%	1.62%	2.27%	1.27%	1.52%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.52%)	(0.52%)	(0.52%)	(0.52%)	(0.52%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.10%	1.75%	0.75%	1.00%
[1]	Class T shares are not currently offered for sale.
[2]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00% for Class AAA shares, 1.10% for Class A shares, 1.75% for Class C shares, 0.75% for Class I shares, and 1.00% for Class T shares. Under this same arrangement, the Intermediate Bond Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Intermediate Bond Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2019, (for Class T shares, for at least one year from the commencement of offering of Class T shares) and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example
This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TETON WESTWOOD INTERMEDIATE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	102	429	780	1,768
Class A Shares	508	842	1,199	2,203
Class C Shares	278	659	1,168	2,565
Class I Shares	77	351	647	1,488
Class T Shares	349	669	1,010	1,974

You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:
Expense Example, No Redemption - TETON WESTWOOD INTERMEDIATE BOND FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	102	429	780	1,768
Class A Shares	508	842	1,199	2,203
Class C Shares	178	659	1,168	2,565
Class I Shares	77	351	647	1,488
Class T Shares	349	669	1,010	1,974

Portfolio Turnover
The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual fixed income security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of BBB- or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Government/Credit Bond Index over time. The Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.
Principal Risks
You may want to invest in the Fund if:
  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy
The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed; you may lose money by investing in the Intermediate Bond Fund. When you sell Intermediate Bond Fund shares, they may be worth more or less than what you paid for them.

Investing in the Intermediate Bond Fund involves the following risks:
  Credit Risk.    The Intermediate Bond Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Intermediate Bond Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Intermediate Bond Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
  High Yield Securities Risk.    The Intermediate Bond Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Intermediate Bond Fund may experience losses associated with its holdings of high yield securities.
  Interest Rate Risk.    The Intermediate Bond Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Intermediate Bond Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Intermediate Bond Fund holds, then the value of the Intermediate Bond Fund’s shares may decline.
  Pre-Payment Risk.    The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
TETON WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 5.06% (quarter ended December 31, 2008) and the lowest return for a quarter was (2.86)% (quarter ended December 31, 2016).
Average Annual Total Returns (for the years ended December 31, 2017, with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD INTERMEDIATE BOND FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	1.50%	0.52%	2.46%
Class AAA Shares | Return After Taxes on Distributions	0.48%	(0.30%)	1.61%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	1.11%	0.10%	1.62%
Class A Shares	(2.69%)	(0.40%)	1.93%
Class C Shares	(0.24%)	(0.22%)	1.70%
Class I Shares	1.76%	0.77%	2.71%	Jan. 11, 2008
Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.00%	2.13%	4.08%

The returns shown for Class I shares prior to its inception date are those of the Class A shares of the Intermediate Bond Fund. No returns are shown for Class T shares since Class T shares were not offered prior to the date of this prospectus. All classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Intermediate Bond Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Intermediate Bond Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).